Closure and Rehabilitation Provisions	12 Months Ended
Dec. 31, 2017
Closure and Rehabilitation Provisions [abstract]
Closure and Rehabilitation Provisions

21. Closure and Rehabilitation Provisions

	Closure and rehabilitation provisions
	Caylloma Mine	San Jose Mine	Lindero Gold Project	Total
Balance January 1, 2017	$8,182	$4,822	$208	$13,212
Changes in estimate	1,761	(1,152)	301	910
Incurred and charged against the provision	(623)	(170)	-	(793)
Accretion expense	304	380	-	684
Effect of foreign exchange changes	-	220	-	220
Balance December 31, 2017	9,624	4,100	509	14,233
Current portion	1,533	123	-	1,656
Non-current portion	$$8,091	$$3,977	$$509	$$12,577

Closure and reclamation provisions represent the present value of rehabilitation costs relating to mine and development sites.  There have been no significant changes in requirements, laws, regulations, operating assumptions, estimated timing and amount of closure and rehabilitation obligations during year ended December 31, 2017, except for the timing caused by the extended Caylloma life of mine.

	Closure and rehabilitation provisions
	Caylloma Mine	San Jose Mine	Lindero Gold Project	Total
Anticipated settlement date	2022 - 2029	2025 - 2037	2019 - 2032
Undiscounted uninflated estimated cash flow	$9,726	$5,016	$444	$15,186
Discount rate	3.76%	7.22%	5.91%
Inflation rate	2.00%	3.87%	6.58%